General Information (Details)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Sep. 30, 2011 shares	Mar. 24, 2011 USD ($)	Mar. 24, 2011 CNY (¥)	Mar. 16, 2011 USD ($)	Jan. 27, 2011 $ / shares shares	Dec. 31, 2010 shares	Nov. 25, 2010 HKD ($) $ / shares shares	Jul. 08, 2008 USD ($) $ / shares shares	Mar. 28, 2006 USD ($) $ / shares shares	Nov. 17, 2005 CNY (¥)	Sep. 21, 2005 HKD ($) $ / shares shares
General Information (Textual)
Common unit issuance of authorized value									$ 10,000	$ 50,000	$ 50,000	¥ 5,000,000	$ 10,000
Number of shares authorised	150,000,000								10,000	50,000	50,000		10,000
Par value per share | (per share)							$ 77		$ 1	$ 1	$ 1		$ 1
Number of shares issued			39,551,860					10,000
Issued on additional shares							10,000
Share capital | $	$ 198	$ 177
Increased registered capital				$ 70,000,000	¥ 75,000,000
Registered and paid up capital | $						$ 1,000,000